LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Oct. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet and Additional Disclosures

	October 31,
	2019	2018
Assets	$-	$-

Liabilities:

Accounts Payable	$94,835	$94,835
Accrued Expenses	31,016	31,016
Liabilities, total	$125,851	$125,851